LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 4, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
File Nos. 333-215588 and 811-23226
Wahed Dow Jones Islamic World ETF (S000074340)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Wahed Dow Jones Islamic World ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 2, 2022, and filed electronically as Post-Effective Amendment No. 164 to the Trust’s Registration Statement on Form N‑1A on December 30, 2021, effective January 2, 2022.

    If you have any questions or require further information, please contact Kent Barnes at (414) 550-7433 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent Barnes
Kent Barnes
Secretary